Income taxes	12 Months Ended
Mar. 31, 2013
Income taxes

16. Income taxes:

Total income taxes for the years ended March 31, 2011, 2012 and 2013 comprised the following:

	Millions of yen
	2011	2012	2013
Income from continuing operations before equity in net income (losses) of affiliates	¥337,837	¥402,534	¥337,571
Equity in net income (losses) of affiliates	(5,031)	(10,736)	(11,943)
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities	(8,509)	(279)	38,718
Less: Reclassification of realized gains and losses included in net income	4,827	1,396	3,781
Unrealized gains (losses) on cash flow hedges	2	14	25
Less: Reclassification of realized gains and losses included in net income	—	—	—
Foreign currency translation adjustment	(12,523)	(18,713)	15,350
Less: Reclassification of realized gains and losses included in net income	245	2,021	86
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(4,388)	(1,463)	(2,872)
Prior service cost arising during period, net	33	(50)	—
Less: Amortization of prior service cost	(928)	(928)	(813)
Less: Amortization of actuarial gains and losses	788	1,107	1,007
Less: Amortization of transition obligation	61	53	45

Total income taxes	¥312,414	¥374,956	¥380,955

Substantially all income or loss before income taxes and income tax expense (benefit) are domestic.

For the years ended March 31, 2011, 2012 and 2013, DOCOMO and its domestic subsidiaries were subject to a National Corporate Tax of 30%, 30%, and approximately 28%, a Corporate Inhabitant Tax of approximately 6%, 6%, and 5%, respectively and a deductible Corporate Enterprise Tax and Special Local Corporate Tax of approximately 8%. The rate of the Corporate Inhabitant Tax and Corporate Enterprise Tax differs depending on the municipality.

The aggregate statutory income tax rates for the years ended March 31, 2011, 2012 and 2013 were 40.8%, 40.8% and 38.1%, respectively. The actual effective income tax rate for the years ended March 31, 2011, 2012 and 2013 was 40.4%, 45.9% and 40.1%, respectively.

Reconciliation of the difference of the actual effective income tax rate and the statutory income tax rate of DOCOMO is as follows:

	2011	2012	2013
Statutory income tax rate	40.8%	40.8%	38.1%
Expenses not deductible for tax purposes	0.1	0.4	0.4
Research and other credits	(0.8)	(0.7)	(0.9)
Change in valuation allowance	0.1	0.9	1.4
Effect of enacted changes in tax laws and rates	—	4.7	0.3
Effect of consolidation of affiliates	—	—	0.3
Other	0.2	(0.2)	0.5

Actual effective income tax rate	40.4%	45.9%	40.1%

The amendments to the Japanese corporate tax law were enacted on November 30, 2011, and the corporate tax rate will be changed effectively from April 1, 2012. The aggregate statutory income tax rate declined from 40.8% to 38.1% or 35.8% to be used in measuring deferred tax assets and liabilities after the enactment date, resulting from temporary differences that are expected to be recovered or settled during the fiscal years from April 1, 2012 to March 31, 2015, or April 1, 2015 and thereafter. Due to the change in the enacted tax rates, net deferred tax assets as of enactment date decreased by ¥36,454 million, and the adjustment to deferred tax assets and liabilities as of enactment date amounted to ¥36,454 million is recorded in the “Income taxes – deferred” on the consolidated statements of income. Net income attributable to NTT DOCOMO, INC. decreased by ¥36,582 million as of enacted date.

Deferred income taxes result from temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Significant components of deferred tax assets and liabilities as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Deferred tax assets:
Accrued liabilities for loyalty programs	¥92,289	¥74,683
Property, plant and equipment and intangible assets	77,434	72,658
Liability for employees’ retirement benefits	56,603	60,874
Investments in affiliates	64,717	49,871
Operating loss carryforwards	8,717	24,844
Marketable securities and other investments	10,609	22,377
Deferred revenues regarding “Nikagetsu Kurikoshi” (2-month carry-over)	20,794	16,769
Compensated absences	12,160	11,780
Accrued enterprise tax	11,609	11,270
Accrued bonus	7,019	7,145
Inventories	6,706	6,316
Accrued commissions to agent resellers	4,870	5,913
Asset retirement obligations	7,825	3,762
Other	18,040	16,055

Sub-total deferred tax assets	¥399,392	¥384,317
Less: Valuation allowance	(10,680)	(28,158)

Total deferred tax assets	¥388,712	¥356,159

Deferred tax liabilities:
Unrealized holding gains on available-for-sale securities	¥5,043	¥47,543
Identifiable intangible assets	4,227	7,555
Other	784	462

Total deferred tax liabilities	¥10,054	¥55,560

Net deferred tax assets	¥378,658	¥300,599

The components of net deferred tax assets included in the consolidated balance sheets as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Deferred tax assets (Current assets)	¥76,858	¥70,784
Deferred tax assets (Non-current investments and other assets)	303,556	239,015
Other current liabilities	—	(4)
Other long-term liabilities	(1,756)	(9,196)

Total	¥378,658	¥300,599

At March 31, 2013, DOCOMO’s certain subsidiaries had operating loss carryforwards for tax purposes of ¥88,927 million, which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

Millions of yen
2013
Within 5 years	¥2,680
6 to 20 years	68,628
Indefinite periods	17,619

Total	¥88,927

As of and for the years ended March 31, 2011, 2012 and 2013, DOCOMO had no material unrecognized tax benefits and no reserve for unrecognized tax benefits has been recorded. DOCOMO does not believe that there will be any significant increases or decreases in reserve for unrecognized tax benefits within the next 12 months. The total amounts of interest and penalties related to unrecognized tax benefits for the years ended March 31, 2011, 2012 and 2013 are immaterial.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and tax loss carry-forwards become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. The net changes in the total valuation allowance were an increase of ¥1,081 million for the year ended March 31, 2011, and an increase of ¥8,342 million for the year ended March 31, 2012, and an increase of ¥17,478 million for the year ended March 31, 2013, respectively. Management believes that it is more likely than not that the deferred tax assets less valuation allowances of certain subsidiaries will be realized; however, that assessment could change in the near term if estimates of future taxable income during the carry-forward period are reduced.

DOCOMO mainly files income tax returns in Japan. DOCOMO is no longer subject to regular income tax examination by the tax authority before the year ended March 31, 2012.

Other taxes—

The consumption tax rate for all taxable goods and services, with minor exceptions, is 5%. Consumption tax payable or receivable is determined based on consumption taxes levied on operating revenues offset by consumption taxes directly incurred by DOCOMO when purchasing goods and services.